Cash flow information (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash used in operations
Loss before income tax	£ (39,664,000)	£ (130,724,000)	£ (32,574,000)
Depreciation	17,002,000	16,526,000	13,848,000
Amortization	196,373,000	190,123,000	172,684,000
Profit on disposal of intangible assets	(48,742,000)	(37,422,000)	(20,424,000)
Net finance costs	21,234,000	61,371,000	21,394,000
Non-cash employee benefit expense - equity-settled share-based payments	658,000	875,000	1,753,000
Foreign exchange losses/(gains) on operating activities	3,594,000	2,041,000	2,989,000
Reclassified from hedging reserve	(1,322,000)		267,000
Changes in working capital:
Inventories	(9,510,000)	(378,000)	(965,000)
Prepayments	113,000	(1,726,000)	(1,704,000)
Contract assets - accrued revenue	20,250,000	3,554,000	(7,093,000)
Trade receivables	(86,244,000)	2,358,000	24,433,000
Other receivables	(10,959,000)	7,193,000	(8,359,000)
Contract liabilities - deferred revenue	7,430,000	27,692,000	(6,261,000)
Trade and other payables	28,995,000	(18,904,000)	(31,139,000)
Provisions	8,290,000	(5,118,000)	8,000
Cash used in operations	107,498,000	117,461,000	128,857,000
Adjustments for:
Increase/(decrease) in changes to trade receivables	25,974,000	13,817,000	(1,064,000)
Increase/(decrease) in changes in trade and other payables	£ 110,686,000	£ 46,215,000	£ 105,818,000